Expense Example {- Fidelity Growth Strategies K6 Fund} - 11.30 Fidelity Growth Strategies K6 Fund PRO-07 - Fidelity Growth Strategies K6 Fund - Fidelity Growth Strategies K6 Fund	Jan. 29, 2022 USD ($)
Expense Example:
1 year	$ 46
3 years	144
5 years	252
10 years	$ 567